Long-term Debt - Schedule of Payments Made to Gold Note Holders (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Interest payment	$ 26,527	$ 25,145
Gold Notes
Disclosure of detailed information about borrowings [line items]
Repayments	14,778	7,388
Gold premiums	9,975	2,788
Interest payment	$ 3,888	$ 4,696